Russell 2000 1.5x Strategy Fund Investment Risks - Class H [Member] - Russell 2000 1.5x Strategy Fund	Aug. 01, 2025
Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk—Through its investments in other investment companies, the Fund may have exposure to asset-backed securities, including mortgage-backed securities and structured finance investments. Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. As a result, asset-backed securities are particularly subject to credit risk and borrower defaults on the obligations underlying the asset-backed security will result in losses. In addition, asset-backed securities are typically particularly sensitive to changes in interest rates, which can cause the prices of asset-backed securities to be increasingly volatile and adversely affect the Fund’s holdings of asset-backed securities. Some asset-backed securities, including mortgage-backed securities, may have structures that make their performance based on changes in interest rates and other factors difficult to predict, causing their prices to be volatile. In particular, during periods of falling interest rates, asset-backed securities are more likely to be called or prepaid, which can result in the Fund having to reinvest proceeds in other investments at a lower interest rate or less advantageous terms, which would adversely affect the Fund. Asset-backed securities are also particularly subject to market, liquidity, valuation, prepayment and extension risks and are also subject to risk of impairment of the value of the underlying asset.
Collateralized Loan Obligations CLO and Collateralized Debt Obligations CDO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Collateralized Loan Obligations (“CLO”) and Collateralized Debt Obligations (“CDO”) Risk—Through its investments in other investment companies, the Fund may have exposure to CLOs. CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investment in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks, including but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the CLO may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. CLOs incur indebtedness by issuing classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults or trading losses. Such losses on the underlying assets are borne first by the holders of subordinate tranches, which may take the form of an equity interest. The Fund’s investments in CLOs may decrease in market value or income when the CLO’s assets experience loan defaults or credit impairment, losses that extend the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class.CDOs are structured similarly to CLOs and bear many of the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities) and synthetic instruments or bonds, and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of the most subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. Moreover, CDOs that obtain their exposure through synthetic investments are exposed to risks associated with derivative instruments.The terms of many structured finance investments, including CLOs and CDOs, are tied to the Secured Overnight Financing Rate, known as SOFR, or other reference rates. These relatively new and developing rates may not match the reference rate applicable to the underlying assets related to these investments and may adversely affect the Fund and its investments in CLOs and CDOs, including their value, volatility and liquidity. CLOs, CDOs and their underlying loan obligations are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially subjecting them to increased liquidity risk as compared to other types of investments. As a result, the proceeds from the sale of CLO securities may not be readily available to meet the Fund’s redemption or other obligations and the Fund may be unable to acquire or dispose of the securities at a price and time that are advantageous to the Fund.
Compounding Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Compounding Risk—In addition to the correlation risks described under “Correlation Risk”, the Fund’s returns are subject to the effects of compounding, which generally will cause the Fund’s performance to not correlate to the performance of the benchmark over periods greater than a single day, before accounting for fees and fund expenses. Compounded returns are the result of reinvesting daily returns over periods greater than a single day. The Fund’s compounded returns for periods greater than a single day will be different than the performance of the benchmark over the same period. The effects of compounding on the performance of the Fund will be more pronounced when the underlying index experiences increased volatility, the greater the leverage employed in the Fund, and over longer holding periods.Compounding affects the performance of all investments over time, but has a more significant effect on a leveraged index fund because the magnified changes in performance produced by the use of leverage lead to greater increases and decreases in the fund’s daily returns which are then compounded over time. The effects of compounding, therefore, have a more significant effect on the Fund because it seeks to match a multiple of the performance of the Fund’s underlying index on a daily basis.Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends or interest paid by companies in the underlying index; and (f) period of time. The table below illustrates the impact of two principal factors – volatility and index performance – on Fund performance. The table shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the table assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses, including the cost of leverage, were included, the Fund’s performance would be lower than shown.The unshaded areas in the table below represent those scenarios where the Fund can be expected to return more than 150% of the performance of the underlying index; conversely, the shaded areas in the table below represent those scenarios where the Fund can be expected to return less than 150% of the performance of the underlying index.Index PerformanceAnnualized Volatility1x1.5x10%25%50%75%100%-60%-90%-75%-75%-77%-79%-83%-50%-75%-65%-65%-68%-72%-76%-40%-60%-54%-55%-58%-62%-68%-30%-45%-42%-43%-47%-52%-60%-20%-30%-29%-31%-34%-42%-51%-10%-15%-15%-17%-23%-32%-41%0%0%0%-2%-9%-19%-32%10%15%14%13%5%-6%-21%20%30%31%29%19%9%-9%30%45%47%45%35%20%2%40%60%65%62%50%35%13%50%75%83%79%68%49%25%60%90%102%98%85%63%38%The underlying index’s annualized historical volatility rate for the five-year period ended June 30, 2025 is 21.77%. The underlying index’s highest one-year volatility rate during the five-year period is 24.44%. The underlying index’s annualized performance for the five-year period ended June 30, 2025 is 10.04%.Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future. The table is intended to isolate the effects of the underlying index volatility and index performance on the return of the Fund, and underscore that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Correlation Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, including instances in which the Fund does not hold or have exposure to each component security of the underlying index and the effect of compounding on the Fund’s returns, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the returns of the underlying index for periods other than a single day. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than a single day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for Fund fees and expenses.
Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease. Counterparty credit risk also includes the related risk of having potentially significant exposure to such counterparty.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed income or other debt instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived by market participants, rating agencies, pricing services or otherwise to be unable or unwilling, to pay interest or repay principal on time, defaults or otherwise fails to meet its obligations. Actual or perceived changes in economic, social, public health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services or an actual or perceived change in financial condition or reputation. The issuer, guarantor or counterparty could also suffer a rapid decline in credit rating, which would adversely affect the value, price volatility and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk—Derivatives and other instruments (collectively referred to in this paragraph as “derivatives”) pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, market conditions and market risk, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation, operational and legal restrictions and risk. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. Changes in the value of a derivative also may create sudden margin delivery or settlement payment obligations for the Fund, which can materially affect the performance of the Fund, its liquidity, and other aspects of the Fund’s risk profile. The Fund’s use of derivatives to obtain short exposure, if any, may result in greater volatility of the Fund's net asset value (“NAV”) per share. If the Advisor is incorrect about its expectations of market conditions, the use of derivatives also could result in a loss, which in some cases may be unlimited. Certain risks are specific to the particular type of derivative instrument in which the Fund may invest. For example, some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened counterparty, credit, legal, liquidity and valuation risks.Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts include imperfect correlation between the movements in the price of the instruments and the price of the underlying assets. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of futures positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures also are subject to leverage and liquidity risks. The Fund may invest in standard futures contracts, e-mini futures contracts, and micro e-mini futures contracts depending on the investment exposure needs of the Fund. E-mini futures contracts and micro e-mini futures contracts are similar to standard futures contracts, except that they are electronically traded and e-mini futures contracts generally are one-fifth the size of standard futures contracts and micro e-mini futures contracts generally are one-tenth the size of e-mini futures contracts.Options Risk—Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Advisor’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of options positions that can be held or controlled by the Fund or the Advisor, thus limiting the ability to implement the Fund’s strategies. Options also are particularly subject to leverage risk and can be subject to liquidity risk.Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, for certain standardized swaps, must be traded on a designated contract market or swap execution facility. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Early Closing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate more than those of fixed-income investments, may rise or fall rapidly or unpredictably, and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
High Yield and Unrated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) are regarded as predominantly speculative by certain rating agencies with respect to the issuer’s continuing ability to meet principal and interest payments. These securities generally present additional risks compared to investment grade bonds and are typically less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit and default risk, including risk of loss (which may be substantial or total loss) of income and principal, than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific factors, such as operating results and outlook, and to real or perceived adverse economic and competitive industry conditions. High yield securities may be issued by companies that ae restructuring, are smaller and less credit worthy or are more highly leveraged or indebted than other companies or are financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. Under unusual or adverse economic, market or political conditions, high yield securities may be particularly susceptible to default risk and increased default rates. In the event of default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer. Based on its investment strategies, a significant portion of the Fund’s investments (directly or indirectly) can be comprised of high yield, below investment grade and unrated securities and thus particularly prone to the foregoing risks, which may result in losses to the Fund.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent the Fund does so, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting that industry or group of related industries than a fund that invests its assets more broadly. The industries in which the underlying index components, and thus the Fund's assets, may be concentrated will vary as the composition of the underlying index changes over time.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk—Fixed income and other debt instruments are subject to the possibility that interest rates could change (or are expected to change). Changes in interest rates (or the expectation of such changes) can be difficult to forecast and may adversely affect the Fund’s investments in these instruments, such as the value or liquidity of, and income generated by, the investments. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and the Fund’s investments. Fixed income and other debt instruments with longer durations are more sensitive to changes in interest rates and, thus, subject to more volatility than similar instruments with shorter durations. Generally, when interest rates increase, the values of previously issued fixed income and other debt instruments decline and when interest rates decrease, the values of fixed income and other debt instruments rise. During periods of rising interest rates, changes in interest rates on adjustable rate securities may lag behind changes in market rates, which may cause the value of such securities to decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. The Fund’s yield, returns, and performance may be adversely affected by changing interest rates and the Fund’s NAV per share may be more volatile during changing interest rate environments. Changes in fiscal, economic, monetary and other policies or measures have in the past, and may in the future, cause or exacerbate the risks associated with changing interest rates. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in high portfolio turnover costs and lower valuations, thereby adversely affecting the Fund’s performance.
Investment in Investment Vehicles Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in Investment Vehicles Risk—The Fund may seek to gain certain exposure through investments in other investment vehicles. Investing in other investment vehicles, including ETFs, closed-end funds, short-term funds advised by the Advisor and/or its affiliates, and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF or a listed closed-end fund are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the shares.
Investment in Loans Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in Loans Risk—The Fund may invest in loans directly or indirectly through assignments or participations. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk, prepayment risk, risk of subordination to other creditors, extension risk, and risk of insufficient or lack of protection under the federal securities laws. Loans may offer a fixed or floating interest rate. Loans are often below investment grade and may be unrated. The Fund’s investments in loans also can be difficult to value accurately, because of, among other factors, limited public information regarding the loan or the borrowers and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund also is subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. This risk is increased if the Fund’s loans are secured by a single asset. The Fund may also invest in loans that are not secured by collateral which typically present greater risks than collateralized loans. Transactions in loans are often subject to long settlement periods and often require consent from borrowers and/or an agent acting for the lenders, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. The Fund thus is subject to the risk of selling other investments at disadvantageous times or prices or taking other actions necessary to raise cash to meet its redemption obligations. Participations in loans may subject the Fund to the credit risk of both the borrower and the seller of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the seller of the participation (or an agent acting on its behalf). Covenants contained in loan documentation are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s and the credit group’s operations or assets and by providing certain information and consent rights to lenders. In addition to operational covenants, loans and other debt obligations often contain financial covenants which require a borrower and the related credit group to satisfy certain financial tests at periodic intervals or to maintain compliance with certain financial metrics. The Fund is exposed to, including through investment in underlying funds, loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations, which generally are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. These "covenant-lite" loans or similar debt obligations are particularly subject to the risks associated with investments in loans as described above.
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage will have the effect of magnifying tracking error and also may increase the Fund’s sensitivity to various risks and interest rate environments.
Liquidity and Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments to meet redemption requests or otherwise within a reasonable time at a fair price, or the price at which it has been valued by the Advisor for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Advisor believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Liquidity and valuation risks are heightened in a changing interest rate or volatile environment particularly for fixed-income and other debt instruments.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk—The value of, or income generated by, the investments held by the Fund may fluctuate rapidly and unpredictably. These fluctuations may be frequent and significant. In addition, the Fund may incur losses as a result of various market and economic factors, such as those affecting (or perceived to affect) individual companies or issuers or particular industries, or from broader influences, such as general market conditions. In addition, responses to government actions or interventions (including, but not limited, to the threat or imposition of tariffs, trade restrictions, currency restrictions or similar actions) as well as developments related to economic, political (including geopolitical), social, public health, market, extreme weather, natural or man-made disasters or other conditions or events may cause volatility in financial markets and reduced liquidity in equity, credit and/or debt markets, which could adversely impact the Fund and its investments and their value and performance. Under such conditions, the Fund (or an underlying fund) may experience significant redemption activity by shareholders and could be forced to sell portfolio securities or other assets at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. Certain securities may be difficult to value under such conditions. The Fund’s investments may perform poorly or underperform the general securities markets or other types of securities.
OTC Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and provides for less transparency than a national securities or commodities exchange. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivatives contracts.
Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk—Periodic rebalancing of the Fund's holdings pursuant to its daily investment objective may lead to a greater number of portfolio transactions in the Fund than experienced by other mutual funds. Such frequent and active trading may lead to significantly higher transaction costs because of increased broker commissions associated with such transactions.
Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment and Extension Risk—Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio manager may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio manager may be unable to capitalize on securities with higher interest rates or wider spreads.
Real Estate Investment Trusts REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trusts (“REITs”) Risk—REITs are classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Mortgage REITs make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest earned on such mortgage loans. Hybrid REITs generally hold both ownership interests and mortgage interests in real estate. In addition to the risks pertaining to real estate investments more generally, REITs may be subject to additional risks, including risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. REITs (especially mortgage REITs) also are subject to interest rate and prepayment risks. The value of a REIT can depend on the structure of, and cash flow generated by, the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. U.S. REITs also are subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Regulatory and Legal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations (or amend regulations) and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund and/or the level of regulation or taxation applicable to the Fund, its investments or service providers. These developments impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk—To the extent the components of the Fund’s underlying index, and therefore, the Fund’s holdings, have significant exposure to one or more market sectors, the Fund may be especially sensitive to the developments affecting and risks of such market sectors. The sectors to which the underlying index components, and thus the Fund’s assets, may have significant exposure will vary as the composition of the underlying index changes over time. As of June 30, 2025, the Fund is subject to the Sector Risks described below.
Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Consumer Discretionary Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automobiles and components, household durable goods, leisure products, and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, and distributors and retailers of consumer discretionary products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.
Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, financial services (including commercial and residential mortgage finance), consumer finance, capital markets (including asset management and custody banks, investment banking and brokerage), Mortgage Real Estate Investment Trusts (REITs), and insurance. Certain Financials Sector issuers serve as counterparties with which the Fund may enter into derivatives agreements or other similar contractual arrangements. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector, which may adversely affect a company's ability to fulfill its obligations as a financial counterparty. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds and may fluctuate significantly when interest rates change or due to increased competition.
Health Care Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Health Care Sector Risk. The Fund's investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of those products and services.
Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods, such as aerospace and defense, building projects, electrical equipment and machinery, and companies that offer construction and engineering services. The Industrials Sector also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services, and transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.
Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors and related equipment and materials. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.
Shareholder Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Shareholder Trading Risk—The Fund may be used as a tool for certain investors that employ trading strategies involving frequent trading. Such trading strategies may lead to increased portfolio turnover in the Fund, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Large movements of assets into and out of the Fund due to active or frequent trading also may adversely affect the Fund's ability to achieve its investment objective.
Small Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources and may be more vulnerable to adverse developments than mid- or large-capitalization companies.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.
Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Trading Halt Risk—The Fund typically will hold futures contracts and short-term options. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much the trading price of a futures contract or option may decline over various time periods within a day, and may halt trading in a contract that exceeds such limits. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell certain securities, futures contracts or options. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and fully invest its assets, which could increase tracking error and adversely affect performance, and may prevent the Fund from achieving its investment objective.
U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money, including all or part of their investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer's securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of changes in the composition of the underlying index (e.g., changes in the relative market capitalization or weights of one or more index component stocks).